INCOME TAX - Detailed components of the net deferred tax assets and liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	R (2,178.2)	R (1,180.1)
Deferred tax assets	434.7	245.5
Net deferred tax liabilities	(1,743.5)	(934.6)	R (527.9)
Property, plant and equipment owned
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(2,047.6)	(1,075.1)
Environmental rehabilitation obligation and other funds
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(127.1)	(103.4)
Deferred tax assets	145.5	159.0
Other investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3.5)	(1.6)
Other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	92.5	73.0
Equity settled share-based payment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	39.1	21.7
Lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4.3	7.4
Estimated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16.1	6.1
Estimated unredeemed capital allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R 176.3	R 0.0